LOANS, FINANCING AND DEBENTURES - Summary of Funding and Payments (Details)					12 Months Ended
	Nov. 13, 2017	Jan. 26, 2017 BRL (R$) item $ / item	Jan. 13, 2017 BRL (R$) item $ / item	Dec. 30, 2014 BRL (R$) installment	Dec. 31, 2017 BRL (R$) installment item	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Additions					R$ 3,640,782,000	R$ 1,194,580,000
Write-offs (payments), Principal					(4,485,495,000)	(2,171,100,000)	R$ (8,710,567,000)
Write-offs (payments), Financial charges					(859,586,000)	(926,223,000)	R$ (949,386,000)
Write-offs (payments), Total					(5,345,081,000)	(2,968,554,000)
Loans and financing
LOANS, FINANCING AND DEBENTURES
Additions					55,876,000	466,629,000
Write-offs (payments), Principal					(1,781,261,000)
Write-offs (payments), Financial charges					(244,702,000)
Write-offs (payments), Total					(2,025,963,000)	(1,222,135,000)
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023
LOANS, FINANCING AND DEBENTURES
Credit facility				R$ 1,000,293,000
Annual interest rate (as a percent)				4.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | Minimum | TJLP
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)				0.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%)
LOANS, FINANCING AND DEBENTURES
Term				7 years
Consecutive monthly installments | installment				60
Adjustment to interest rate (as a percent)				6.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic)
LOANS, FINANCING AND DEBENTURES
Additions					15,998,000
Write-offs (payments), Principal					(825,256,000)
Write-offs (payments), Financial charges					(213,752,000)
Write-offs (payments), Total					(1,039,008,000)
Term				8 years
Consecutive monthly installments | installment				60
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Selic
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)				2.32%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Maximum | TJLP
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)				3.12%
BNB
LOANS, FINANCING AND DEBENTURES
Additions					39,878,000
Write-offs (payments), Principal					(11,808,000)
Write-offs (payments), Financial charges					(4,073,000)
Write-offs (payments), Total					R$ (15,881,000)
Term					8 years
Consecutive monthly installments | installment					72
BNB | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)					7.06%
BNB | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)					10.00%
Resolution 4131 - Scotiabank and Bank of America
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Principal					R$ (944,197,000)
Write-offs (payments), Financial charges					(26,877,000)
Write-offs (payments), Total					(971,074,000)
Debentures
LOANS, FINANCING AND DEBENTURES
Additions					3,000,000,000
Write-offs (payments), Principal					(2,000,000,000)
Write-offs (payments), Financial charges					(513,937,000)
Write-offs (payments), Total					(2,513,937,000)	(477,080,000)
Debenture					4,520,739,000	3,554,307,000
4th issue - Series 3
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Financial charges					(1,522,000)
Write-offs (payments), Total					(1,522,000)
Debenture					R$ 40,322,000	37,297,000
Number of debentures | item					810,000
4th issue - Series 3 | IPCA
LOANS, FINANCING AND DEBENTURES
Adjustment to interest rate (as a percent)					4.00%
1st issue - Minas Comunica
LOANS, FINANCING AND DEBENTURES
Debenture					R$ 96,352,000	97,308,000
Number of debentures | item					5,550
1st issue - Minas Comunica | IPCA
LOANS, FINANCING AND DEBENTURES
Adjustment to interest rate (as a percent)					0.50%
3rd issue
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Principal					R$ (2,000,000,000)
Write-offs (payments), Financial charges					(246,817,000)
Write-offs (payments), Total					R$ (2,246,817,000)
Debenture						2,086,763,000
Number of debentures | item					200,000
4th issue
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Financial charges					R$ (151,152,000)
Write-offs (payments), Total					(151,152,000)
Debenture					R$ 1,317,513,000	1,332,939,000
Number of debentures | item					130,000
5th issue
LOANS, FINANCING AND DEBENTURES
Additions					R$ 2,000,000,000
Write-offs (payments), Financial charges					(114,446,000)
Write-offs (payments), Total					(114,446,000)
Term		5 years
Debenture		R$ 2,000,000,000			R$ 2,060,914,000
Number of debentures | item		200,000			200,000
Debenture par value | $ / item		10
Accumulated variation of CDI,as a percent		R$ 108.25
6th issue
LOANS, FINANCING AND DEBENTURES
Additions					R$ 1,000,000,000
Term			3 years
Debenture			R$ 1,000,000,000		R$ 1,005,638,000
Number of debentures | item			100,000		100,000
Debenture par value | $ / item			10
Accumulated variation of CDI,as a percent			R$ 100.00
Spread	0.24%
Financing - Suppliers
LOANS, FINANCING AND DEBENTURES
Additions					R$ 571,444,000	666,085,000
Write-offs (payments), Principal					(668,512,000)
Write-offs (payments), Financial charges					(88,974,000)
Write-offs (payments), Total					(757,486,000)	(1,222,214,000)
Finance lease
LOANS, FINANCING AND DEBENTURES
Additions					13,462,000	61,866,000
Write-offs (payments), Principal					(35,722,000)
Write-offs (payments), Financial charges					(11,973,000)
Write-offs (payments), Total					R$ (47,695,000)	R$ (47,125,000)